Segment Information	12 Months Ended
Dec. 31, 2014
Segment Information
Segment Information

Note 12

Segment Information

Seaboard Corporation had six reportable segments through December 31, 2014: Pork, Commodity Trading and Milling (CT&M), Marine, Sugar, Power and Turkey, each offering a specific product or service. Seaboard’s reporting segments are based on information used by Seaboard’s Chief Executive Officer in his capacity as chief operating decision maker to determine allocation of resources and assess performance. Each of the six main segments is separately managed, and each was started or acquired independent of the other segments. The Pork segment produces and sells fresh and frozen pork products to further processors, foodservice operators, grocery stores, distributors and retail outlets throughout the United States, and to Japan, Mexico and numerous other foreign markets. This segment also produces biodiesel primarily from pork fat for sale to third parties. The Commodity Trading and Milling segment is an integrated agricultural commodity trading and processing and logistics operation that internationally markets wheat, corn, soybean meal and other agricultural commodities in bulk to third party customers and to non-consolidated affiliates. This segment also operates flour, maize and feed mills, baking operations, and poultry production and processing in numerous foreign countries. The Marine segment, based in Miami, Florida, provides cargo shipping services between the United States, the Caribbean Basin and Central and South America. The Sugar segment produces and processes sugar and alcohol in Argentina, primarily to be marketed locally. The Power segment is an unregulated independent power producer in the Dominican Republic operating a floating power generating facility. The Turkey segment, accounted for using the equity method, produces and sells branded and non-branded turkeys and other turkey products. Total assets for the Turkey segment represents Seaboard’s investment in and notes receivable from this affiliate. Revenues for the All Other segment are primarily derived from a jalapeño pepper processing operation.

As more fully described in Note 4, as of September 27, 2014 Seaboard’s Pork segment sold to Triumph a 50% interest in its processed meats division, Daily’s.  As a result, Seaboard deconsolidated Daily’s from its Consolidated Balance Sheet as of September 27, 2014.  Seaboard’s remaining 50% investment in Daily’s is accounted for using the equity method of accounting. Substantially all of its hourly employees at its Guymon processing plant are covered by a collective bargaining agreement.

The 2014 Tax Act signed into law in December 2014 as discussed in Note 6, renewed the Federal blender’s credit that Seaboard is entitled to receive for biodiesel it blends which had previously expired on December 31, 2013 retroactively to January 1, 2014 with an expiration of December 31, 2014.  As a result, in the fourth quarter of 2014 the Pork segment recognized as revenues the 2014 Federal blender’s credits of $15,450,000. Also, the Tax Act signed into law in January 2013 as discussed in Note 6, renewed and extended the Federal blender’s credits which had previously expired on December 31, 2011 and renewed retroactively to January 1, 2012 with an expiration of December 31, 2013.  As a result, in the first quarter of 2013 the Pork segment recognized approximately $11,260,000 as revenues related to this Federal blender’s tax incentive for gallons produced and sold in fiscal 2012.

In the fourth quarter of 2014, the CT&M segment recorded a $10,772,000 write-down in loss from affiliate from a decline in value considered other than temporary for its investment in a bakery located in the Democratic Republic of Congo (DRC).  The CT&M segment historically derived a significant portion of its operating income from wheat sales to another non-consolidated affiliate in the DRC, although such portion has been declining significantly since 2012.  Also, Seaboard historically had derived a significant portion of its income from affiliates from this same affiliate but in 2014 and 2013 Seaboard incurred significant losses from this affiliate for its proportionate share.  See Note 4 for further discussion of the write-down and investments in affiliates in the DRC.

The Power segment had been operating a floating power generating facility (72 megawatts) in the Dominican Republic under a short-term lease agreement.  On April 1, 2014, Seaboard provided notice to cancel the lease.  Seaboard ceased operations of the leased facility on September 3, 2014.  Seaboard had previously sold this facility to the current owner in 2011.  In conjunction with ceasing operations, Seaboard sold inventory related to these operations, the sale of which had been deferred until the end of the lease term.  In addition, $1,500,000 of the original sale price for this facility, which remained in escrow as security for the lease, was paid to Seaboard.  Finalization of the transfer of the leased facility to the owner and related settlement of all items occurred on September 18, 2014.  As a result, Seaboard recognized a $4,953,000 gain from sale of assets in operating income related to these items in the third quarter of 2014.

The Turkey segment accounted for using the equity method, had operating income in 2014, 2013 and 2012 of $140,990,000, $4,892,000 and $65,694,000, respectively. In 2013, Butterball incurred charges for impairment of fixed assets related to the planned sale of its closed processing plant in Longmont, Colorado of which Seaboard’s proportionate share of these charges represented $(3,662,000) recognized in loss from affiliates.  This plant was sold in May 2014 for the approximate remaining net book value.

The following tables set forth specific financial information about each segment as reviewed by management, except for the Turkey segment information previously disclosed in Note 4 to the Consolidated Financial Statements. Operating income for segment reporting is prepared on the same basis as that used for consolidated operating income. Operating income, along with income (loss) from affiliates for the Commodity Trading and Milling and Turkey segment, is used as the measure of evaluating segment performance because management does not consider interest and income tax expense on a segment basis.

Sales to External Customers:
	Years ended December 31,
(Thousands of dollars)	2014	2013	2012

Pork	$1,717,329	$1,713,077	$1,638,404
Commodity Trading and Milling	3,499,290	3,501,498	3,023,531
Marine	852,749	913,776	969,575
Sugar	199,503	245,541	288,315
Power	189,119	283,796	255,390
All Other	15,086	12,726	13,918
Segment/Consolidated Totals	$6,473,076	$6,670,414	$6,189,133

Operating Income (Loss):
	Years ended December 31,
(Thousands of dollars)	2014	2013	2012

Pork	$348,987	$147,695	$122,556
Commodity Trading and Milling	53,941	38,339	71,852
Marine	(2,693)	(25,783)	26,111
Sugar	26,635	24,453	60,180
Power	18,971	42,939	55,042
All Other	1,173	745	607
Segment Totals	447,014	228,388	336,348
Corporate	(23,455)	(23,524)	(26,687)
Consolidated Totals	$423,559	$204,864	$309,661

Income (Loss) from Affiliates:
	Years ended December 31,
(Thousands of dollars)	2014	2013	2012

Pork	$3,690	$-	$-
Commodity Trading and Milling	(23,740)	(639)	10,467
Sugar	738	614	88
Turkey	54,668	(10,267)	20,152
Segment/Consolidated Totals	$35,356	$(10,292)	$30,707

Depreciation and Amortization:
	Years ended December 31,
(Thousands of dollars)	2014	2013	2012

Pork	$46,196	$43,306	$43,014
Commodity Trading and Milling	5,146	5,553	6,330
Marine	24,740	25,136	23,490
Sugar	7,998	10,726	11,222
Power	7,517	7,395	5,467
All Other	382	363	366
Segment Totals	91,979	92,479	89,889
Corporate	406	598	327
Consolidated Totals	$92,385	$93,077	$90,216
Total Assets:
		December 31,
(Thousands of dollars)		2014	2013

Pork		$821,172	$773,641
Commodity Trading and Milling		1,103,461	1,056,930
Marine		283,276	271,012
Sugar		198,271	226,245
Power		199,256	267,431
Turkey		393,425	342,083
All Other		5,887	6,428
Segment Totals		3,004,748	2,943,770
Corporate		672,572	474,278
Consolidated Totals		$3,677,320	$3,418,048

Investments in and Advances to Affiliates:
		December 31,
(Thousands of dollars)		2014	2013

Pork		$79,832	$-
Commodity Trading and Milling		178,344	197,036
Marine		17,333	-
Sugar		2,994	2,768
Turkey		244,560	207,096
Segment/Consolidated Totals		$523,063	$406,900

Capital Expenditures:
	Years ended December 31,
(Thousands of dollars)	2014	2013	2012

Pork	$54,244	$79,637	$52,333
Commodity Trading and Milling	21,351	24,213	22,817
Marine	29,381	22,817	35,365
Sugar	13,592	17,117	22,066
Power	2,243	4,207	25,022
All Other	115	247	112
Segment Totals	120,926	148,238	157,715
Corporate	252	1,414	1,040
Consolidated Totals	$121,178	$149,652	$158,755

Administrative services provided by the corporate office allocated to the individual segments represent corporate services rendered to and costs incurred for each specific segment, with no allocation to individual segments of general corporate management oversight costs. Corporate assets include short-term investments, other current assets related to deferred compensation plans, fixed assets, deferred tax amounts and other miscellaneous items. Corporate operating losses represent certain operating costs not specifically allocated to individual segments and includes all costs related to Seaboard’s deferred compensation programs (which are offset by the effect of the mark-to-market investments recorded in Other Investment Income, Net).

Geographic Information

No individual foreign country accounted for 10% or more of sales to external customers. The following table provides a geographic summary of net sales based on the location of product delivery:

	Years ended December 31,
(Thousands of dollars)	2014	2013	2012
Caribbean, Central and South America	$2,414,181	$2,571,970	$2,566,056
Africa	1,661,325	1,578,341	1,471,574
United States	1,396,769	1,389,784	1,303,533
Pacific Basin and Far East	424,551	383,105	334,215
Canada/Mexico	347,684	393,502	351,505
Eastern Mediterranean	156,167	186,127	74,509
Europe	72,399	167,585	87,741
Totals	$6,473,076	$6,670,414	$6,189,133

The following table provides a geographic summary of Seaboard’s long-lived assets according to their physical location and primary port for the vessels:

	December 31,
(Thousands of dollars)	2014	2013

United States	$543,111	$555,882
Dominican Republic	134,460	140,536
Argentina	70,531	90,367
All other	99,889	83,015
Totals	$847,991	$869,800

At December 31, 2014 and 2013, Seaboard had approximately $266,510,000 and $340,748,000, respectively, of foreign receivables, excluding receivables due from affiliates, which generally represent more of a collection risk than the domestic receivables.  Management believes its allowance for doubtful accounts is adequate and reduces receivables recorded to their expected net realizable value.